WISDOMTREE TRUST

WisdomTree Mortgage Plus Bond Fund

(Ticker Symbol: MTGP)

(the “Fund”)

Supplement Dated March 7, 2022

to the currently effective

Statutory Prospectus (the “Prospectus”) and

Statement of Additional Information (“SAI”) for the Fund

The following information supplements and should be read in conjunction with the Prospectus and SAI for the above-listed Fund.

Effective immediately, John R. Edwards is no longer a member of the Sub-Adviser’s Securitized Credit and Agency RMBS Portfolio Management team. Accordingly, all references to John R. Edwards are deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-MTGP-0322